UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07582

                                The Valiant Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                   221 Pensacola Boulevard, Venice, FL, 34285
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio
                   221 Pensacola Boulevard, Venice, FL, 34285
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-242-9340

                        Date of fiscal year end: 8/31/06

                        Date of reporting period: 8/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                THE VALIANT FUND



                                  ANNUAL REPORT

                                 AUGUST 31, 2006

THE VALIANT FUND
Annual Report   August 31, 2006

Table of Contents

                                                                            PAGE
Fees and Expenses Table                                                        1

U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              3
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        4
Statements of Changes in Net Assets                                            5
Financial Highlights                                                           6

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              8
Statement of Assets and Liabilities                                           11
Statement of Operations                                                       11
Statements of Changes in Net Assets                                           12
Financial Highlights                                                          13

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             15
Statement of Assets and Liabilities                                           17
Statement of Operations                                                       17
Statements of Changes in Net Assets                                           18
Financial Highlights                                                          19

Notes to Financial Statements                                                 20
Report of Independent Auditors                                                27
Management of the Trust                                                       28
Approval of Advisory Agreement                                                30

Fees and Expenses (unaudited)

As a shareholder of the Valiant Fund, you incur advisory fees and distribution (12b-1) fees. All other Fund expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended August 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading Expenses Paid During the Six-Month Period to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Porfolios actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING        ENDING         ANNUALIZED
                                                          ACCOUNT         ACCOUNT       EXPENSE RATIO       EXPENSES PAID
                                                           VALUE           VALUE         BASED ON THE         DURING THE
                                                         03/01/06        08/31/06      SIX-MONTH PERIOD    SIX-MONTH PERIOD*
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS A
   Actual                                                $1,000.00       $1,024.00           0.20%              $1.02
   Hypothetical (5% return before expenses)              $1,000.00       $1,024.20           0.20%              $1.02

U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS B
   Actual                                                $1,000.00       $1,022.73           0.45%              $2.29
   Hypothetical (5% return before expenses)              $1,000.00       $1,022.94           0.45%              $2.29

U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS D
   Actual                                                $1,000.00       $1,021.45           0.70%              $3.57
   Hypothetical (5% return before expenses)              $1,000.00       $1,021.68           0.70%              $3.57


Fees and Expenses (unaudited)

U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS E
Actual                                                   $1,000.00       $1,019.92           1.00%              $5.09
Hypothetical (5% return before expenses)                 $1,000.00       $1,020.16           1.00%              $5.09

GENERAL MONEY MARKET PORTFOLIO - CLASS A
Actual                                                   $1,000.00       $1,024.06           0.20%              $1.02
Hypothetical (5% return before expenses)                 $1,000.00       $1,024.20           0.20%              $1.02

GENERAL MONEY MARKET PORTFOLIO - CLASS B
Actual                                                   $1,000.00       $1,031.16           0.45%              $2.30
Hypothetical (5% return before expenses)                 $1,000.00       $1,022.94           0.45%              $2.29

GENERAL MONEY MARKET PORTFOLIO - CLASS D
Actual                                                   $1,000.00       $1,021.97           0.70%              $3.57
Hypothetical (5% return before expenses)                 $1,000.00       $1,021.68           0.70%              $3.57

GENERAL MONEY MARKET PORTFOLIO - CLASS E
Actual                                                   $1,000.00       $1,020.44           1.00%              $5.09
Hypothetical (5% return before expenses)                 $1,000.00       $1,020.16           1.00%              $5.09

TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS A
Actual                                                   $1,000.00       $1,016.34           0.20%              $1.02
Hypothetical (5% return before expenses)                 $1,000.00       $1,024.20           0.20%              $1.02

TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS B
Actual                                                   $1,000.00       $1,015.07           0.45%              $2.29
Hypothetical (5% return before expenses)                 $1,000.00       $1,022.94           0.45%              $2.29

* EXPENSES FOR EACH PORTFOLIO ARE CALCULATED USING THE PORTFOLIO S ANNUALIZED EXPENSE RATIO FOR EACH FUND, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 08/31/06. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THAT RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR. EXPENSE RATIOS FOR THE MOST RECENT FISCAL HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE-YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2006

                                                                                        MATURITY       PRINCIPAL
                                                                               RATE       DATE           AMOUNT         VALUE
                                                                               ----     --------      ------------   ------------
U.S. TREASURY OBLIGATIONS - 53.4%
U.S. TREASURY BILLS(A) - 41.4%
                                                                                5.09%    9/7/06       $ 85,000,000   $ 84,928,033
                                                                                                                     ------------
U.S. TREASURY NOTES - 12.0%
                                                                               3.125     5/15/07        25,000,000     24,690,337
                                                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $109,618,370)                                                         109,618,370
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 46.8%
Bank of America, Inc., 5.23%, due 9/1/06,
with a maturity value of $21,103,065
(Collateralized by various 4.78% - 5.346% GNMA bonds valued at $21,522,000
with maturity dates 5/16/27 - 7/16/36)                                                                  21,100,000     21,100,000

Citigroup, Inc., 5.23%, due 09/01/06,
with a maturity value of $25,003,632
(Collateralized by various 4.465% - 6.0% GNMA bonds valued at $25,500,000
with maturity dates 10/16/33 - 8/15/36)                                                                 25,000,000     25,000,000

Goldman Sachs Inc., 5.24%, due 9/1/06,
with a maturity value of $25,003,639
(Collateralized by various 6.5% - 7.0% GNMA bonds valued at $25,500,000
with maturity dates various 12/15/32 -                                                                  25,000,000     25,000,000
12/15/34)

UBS Paine Webber, 5.24%, due 9/1/06,
with a maturity value of $25,003,639
(Collateralized by various 4.0% - 10.0% GNMA bonds valued at $25,500,245
with maturity dates 11/15/09 - 8/15/36)                                                                 25,000,000     25,000,000
                                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $96,100,000)                                                               96,100,000
                                                                                                                     ------------

TOTAL INVESTMENTS (AMORTIZED COST $205,718,370) (B) - 100.2%                                                          205,718,370
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                                                                           (399,501)
                                                                                                                     ------------
TOTAL NET ASSETS - 100%                                                                                              $205,318,869
                                                                                                                     ============

(a)   Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
GNMA - Government National Mortgage Association

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO

      U.S. Treasury Obligation            53.4%
      Repurchase Agreements               46.8
                                         -----
                                         100.2

Liabilities In Excess of Other Assets     (0.2)
                                         -----
                                         100.0%
                                         =====


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

ASSETS:
Investments at value (amortized cost $109,618,370)                                                  $109,618,370
Repurchase agreements (amortized cost $96,100,000)                                                    96,100,000
                                                                                                    ------------
      Total investments                                                                              205,718,370
Cash                                                                                                      81,266
Receivables:
      Interest                                                                                           245,378
Other assets                                                                                               4,106
                                                                                                    ------------
        TOTAL ASSETS                                                                                 206,049,120

LIABILITIES:
Payables:
      Dividends                                                                      $    593,817
Accrued expenses and other liabilities:
      Investment manager                                                                   35,740
      Distribution and shareholder servicing                                              100,694
                                                                                     ------------
        TOTAL LIABILITIES                                                                                730,251
                                                                                                    ------------
NET ASSETS                                                                                          $205,318,869
                                                                                                    ============
COMPOSITION OF NET ASSETS:
Capital                                                                                             $205,569,311
Accumulated net realized loss from
      investment transactions                                                                           (250,442)
                                                                                                    ------------
NET ASSETS                                                                                          $205,318,869
                                                                                                    ============
Class A Shares
      Net assets                                                                                    $  1,530,917
      Shares outstanding (unlimited number of shares authorized with no par value)                     1,532,776
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                  $       1.00
                                                                                                    ============
Class B Shares
      Net assets                                                                                    $ 48,666,786
      Shares outstanding (unlimited number of shares authorized with no par value)                    48,727,345
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                  $       1.00
                                                                                                    ============
Class D Shares
      Net assets                                                                                    $ 83,742,612
      Shares outstanding (unlimited number of shares authorized with no par value)                    83,844,868
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                  $       1.00
                                                                                                    ============
Class E Shares
      Net assets                                                                                    $ 71,378,554
      Shares outstanding (unlimited number of shares authorized with no par value)                    71,464,327
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                  $       1.00
                                                                                                    ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2006

INVESTMENT INCOME:
Interest                                                    $   9,393,568
                                                            -------------
      TOTAL INVESTMENT INCOME                                   9,393,568
EXPENSES:
Investment manager                          $     419,927
Distribution and shareholder servicing:
      Class A Shares                                4,537
      Class B Shares                              230,876
      Class D Shares                              541,295
      Class E Shares                              275,549
Trustees fees                                       9,870
                                            -------------
      Total expenses before contractual
        fee reimbursements                                      1,482,054
      Contractual fee reimbursements                              (80,372)
                                                            -------------
      NET EXPENSES                                              1,401,682
                                                            -------------
NET INVESTMENT INCOME                                           7,991,886
                                                            -------------
NET REALIZED GAIN FROM INVESTMENT
      TRANSACTIONS                                                  1,215
                                                            -------------
NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                            $   7,993,101
                                                            =============


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE           FOR THE
                                                                 YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2006   AUGUST 31, 2005
                                                              ---------------   ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                    $   7,991,886     $   4,810,500
      Net realized gain from investment transactions                   1,215                21
                                                               -------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               7,993,101         4,810,521
                                                               -------------     -------------
DIVIDENDS:
      Net investment income:
        Class A Shares                                               (54,812)          (18,995)
        Class B Shares                                            (2,596,109)       (1,663,384)
        Class D Shares                                            (4,026,258)       (2,912,706)
        Class E Shares                                            (1,314,707)         (263,030)
                                                               -------------     -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                   (7,991,886)       (4,858,115)
                                                               -------------     -------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS (NOTE 4)        (29,647,057)      (67,502,822)
                                                               -------------     -------------
NET DECREASE IN NET ASSETS                                       (29,645,842)      (67,550,416)

NET ASSETS:
        Beginning of period                                      234,964,711       302,515,127
                                                               -------------     -------------
        End of period (including accumulated undistributed
          net investment income of $0 and $0, respectively.)   $ 205,318,869     $ 234,964,711
                                                               =============     =============


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                      0.043          0.023          0.009          0.012          0.021
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                     (0.043)        (0.023)        (0.009)        (0.012)        (0.021)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                              $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  4.34%          2.31%          0.92%          1.22%          2.05%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $    1,531     $    1,186     $      339     $    7,159     $    7,260
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                           0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to average net assets              4.23%          2.58%          0.87%          1.21%          2.12%


FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.040          0.020          0.007          0.010          0.018
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.040)        (0.020)        (0.007)        (0.010)        (0.018)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                              $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  4.08%          2.06%          0.67%          0.96%          1.80%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $   48,667     $   85,223     $   89,633     $  126,617     $  146,246
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                           0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income to average net assets              3.94%          2.05%          0.65%          0.95%          1.77%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                                               FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.038          0.018          0.004          0.008          0.015
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.038)        (0.018)        (0.004)        (0.008)        (0.015)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                              $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  3.82%          1.80%          0.42%          0.71%          1.54%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $   83,743     $  132,938     $  197,640     $  286,191     $  325,896
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of expenses to average net assets                           0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income to average net assets              3.72%          1.70%          0.41%          0.71%          1.54%

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.035          0.015          0.001          0.005          0.013
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.035)        (0.015)        (0.001)        (0.005)        (0.013)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                              $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  3.52%          1.50%          0.12%          0.41%          1.24%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $   71,378     $   15,617     $   14,903     $   28,437     $  105,257
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average net assets                           1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to average net assets              3.82%          1.55%          0.10%          0.48%          1.32%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2006

                                                                             MATURITY      PRINCIPAL
                                                                   RATE        DATE          AMOUNT            VALUE
                                                                  ------     --------     ------------     ------------
COMMERCIAL PAPER - 32.4%
EDUCATION - 2.9%
Johns Hopkins University                                           5.38%     10/05/06      $12,300,000     $ 12,300,000
                                                                                                           ------------
FINANCE - 9.4%
Govco, Inc.                                                        5.28      11/13/06       20,000,000       19,785,867
Private Export Fund Corp.                                          5.35      09/12/06       20,000,000       19,967,305
                                                                                                           ------------
                                                                                                             39,753,172
                                                                                                           ------------
INDUSTRIES - 9.4%
Yorkshire Building Society                                         5.29      11/09/06       20,000,000       19,797,217
Walnut Energy Center Authority                                     5.29      10/12/06       20,000,000       19,879,506
                                                                                                           ------------
                                                                                                             39,676,723
                                                                                                           ------------
SPECIAL PURPOSE ENTITY - 10.7%
Lexington Parker Capital                                           5.27      09/14/06       20,000,000       19,961,939
Windmill Funding Corp.                                             5.34      09/06/06       25,000,000       24,981,458
                                                                                                           ------------
                                                                                                             44,943,397
                                                                                                           ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $136,673,292)                                                        136,673,292
                                                                                                           ------------
CORPORATE OBLIGATIONS* - 18.8%
FINANCIAL SERVICES - 7.3%
Bank of America                                                    5.32      09/01/06       10,000,000       10,000,000
Merrill Lynch & Co.                                                5.29      09/14/06       10,000,000       10,000,000
Vista Funding                                                      5.63      09/07/06          435,000          435,000
Royal Bank of Canada                                               5.60      08/10/07       10,235,000       10,235,000
                                                                                                           ------------
                                                                                                             30,670,000
                                                                                                           ------------
FOOD - 0.1%
Jacksons Food Stores, Inc.                                         5.35      09/07/06          588,000          588,000
                                                                                                           ------------
HEALTH SERVICES - 1.1%
Gastroenterology Associates, LLC                                   5.33      09/07/06        2,285,000        2,285,000
Louisiana Endoscopy Floater                                        5.33      09/07/06        1,510,000        1,510,000
Riverview Medical Office Building                                  5.38      09/07/06          700,000          700,000
                                                                                                           ------------
                                                                                                              4,495,000
                                                                                                           ------------
LEISURE - 1.0%
Commonwealth Country Club, Ltd.                                    5.38      09/07/06        3,120,000        3,120,000
Sandusky Yacht Club                                                5.35      09/07/06        1,135,000        1,135,000
                                                                                                           ------------
                                                                                                              4,255,000
                                                                                                           ------------
REAL ESTATE - 3.5%
208 Associates LLC                                                 5.35      09/07/06          805,000          805,000
Aztec Properties LLC                                               5.33      09/07/06        1,893,000        1,893,000
CMW Real Estate LLC                                                5.38      09/07/06        2,140,000        2,140,000
El Dorado Enterprises of Miami FL                                  5.43      09/07/06        8,010,000        8,010,000
G & J Properties II                                                5.33      09/07/06          890,000          890,000
Ordeal Properties LLC                                              5.35      09/07/06        1,210,000        1,210,000
                                                                                                           ------------
                                                                                                             14,948,000
                                                                                                           ------------


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2006

                                                                             MATURITY      PRINCIPAL
                                                                   RATE        DATE          AMOUNT            VALUE
                                                                  ------     --------     ------------     ------------
SPECIAL PURPOSE ENTITY - 5.8%
Approach Partnership                                               5.35%     09/07/06     $  1,000,000     $  1,000,000
Barry-Wehmiller Group                                              5.33      09/07/06          990,000          990,000
Best One Tire & Service                                            5.33      09/07/06          900,000          900,000
Butler County, Surgical Properties                                 5.33      09/07/06        1,310,000        1,310,000
Bybee Foods LLC                                                    5.35      09/07/06        3,000,000        3,000,000
Chuo Mubea Suspe Chuomuo                                           5.33      09/07/06          275,000          275,000
Denver LLC                                                         5.63      09/07/06          360,000          360,000
Exal Corp.                                                         5.33      09/07/06        1,195,000        1,195,000
FE, LLC                                                            5.28      09/07/06          850,000          850,000
GCG Portage LLC                                                    5.43      09/07/06        1,180,000        1,180,000
GMC Financing, LLC                                                 5.33      09/07/06        2,615,000        2,615,000
ISO Building LLC                                                   5.33      09/07/06          800,000          800,000
K. C. Jordan & Associates                                          5.33      09/07/06          700,000          700,000
MMR Development Co.                                                5.33      09/07/06        1,050,000        1,050,000
Physicians Center LP                                               5.33      09/07/06        3,070,000        3,070,000
Taylor Steel, Inc.                                                 5.35      09/07/06        1,975,000        1,975,000
Village Enterprises                                                5.35      09/07/06          970,000          970,000
Wellington Green LLC                                               5.35      09/07/06        2,160,000        2,160,000
                                                                                                           ------------
                                                                                                             24,400,000
                                                                                                           ------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $79,356,000)                                                     79,356,000
                                                                                                           ------------
CERTIFICATE OF DEPOSIT - 32.0%
BANKING - 32.0%
AmSouth Bank                                                       5.46      10/19/06       25,000,000       25,000,000
CALYON Bank                                                        5.26      01/19/07       10,000,000       10,000,094
CALYON Bank                                                        5.43      06/04/07       10,000,000       10,000,363
Marshall & Ilsy Bank                                               5.48      10/10/06       20,000,000       20,000,000
Royal Bank of Scotland                                             4.81      01/16/07       10,000,000       10,000,181
Union Bank of Switzerland                                          5.33      09/20/06       20,000,000       20,000,000
Wells Fargo                                                        4.87      01/31/07       10,000,000        9,999,772
Wells Fargo                                                        5.25      04/20/07       10,000,000       10,000,000
Wilmington                                                         5.46      10/20/06       20,000,000       20,000,564
                                                                                                           ------------
TOTAL CERTIFICATE OF DEPOSIT (AMORTIZED COST $135,000,974)                                                  135,000,974
                                                                                                           ------------
MUNICIPAL NOTES AND BONDS* - 5.7%
ALABAMA - 1.4%
Auburn Taxable Revenue, Series B                                   5.33      09/07/06        5,750,000        5,750,000
                                                                                                           ------------
ILLINOIS - 1.1%
Upper Illinois River Valley Development Authority                  5.35      09/07/06        4,595,000        4,595,000
                                                                                                           ------------
MICHIGAN - 0.9%
Michigan City Industrial Economic Development Revenue              5.33      09/07/06        1,400,000        1,400,000
Michigan Public Education Facilities Authority Revenue             5.70      08/31/07        2,615,000        2,615,000
                                                                                                           ------------
                                                                                                              4,015,000
                                                                                                           ------------
NEW YORK - 1.6%
Albany New York Individual Agency Civic Facility Revenue           5.33      09/07/06        2,000,000        2,000,000
Baird Properties LLC                                               5.40      09/07/06        1,820,000        1,820,000
IHA Capital Development Corp.                                      5.33      09/07/06        1,500,000        1,500,000
New York City NY Individual Development Agycivic Facility Revenue  5.31      09/07/06        1,435,000        1,435,000
                                                                                                           ------------
                                                                                                              6,755,000
                                                                                                           ------------
OHIO - 0.6%
Hopkins Waterhouse LLC                                             5.38      09/07/06          807,000          807,000
Mercer County, HealthCare Facilities                               5.33      09/01/06        1,825,000        1,825,000
                                                                                                           ------------
                                                                                                              2,632,000
                                                                                                           ------------
VIRGINIA - 0.1%
Ashland Industrial Development Authority                           5.55      09/07/06          290,000          290,000
                                                                                                           ------------
TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $24,037,000)                                                 24,037,000
                                                                                                           ------------


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2006

                                                                                      MATURITY      PRINCIPAL
                                                                             RATE       DATE          AMOUNT            VALUE
                                                                            ------    --------     ------------     ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.1%
Federal Home Loan Mortgage Corp.                                             4.25%    10/23/06     $ 10,000,000     $ 10,000,000
Federal Home Loan Bank                                                       5.55     08/08/07       10,000,000       10,000,000
Federal Home Loan Bank                                                       5.58     08/14/07       10,000,000       10,000,000
                                                                                                                    ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (AMORTIZED COST $30,000,000)                                               30,000,000
                                                                                                                    ------------
REPURCHASE AGREEMENT - 3.9%
Bank of America, Inc., 5.23%, due 9/01/06,
with a maturity value of $16,502,397.08
(Collateralized by various 5.5% - 6.5% GNMA bonds valued at $16,830,000
with maturity dates 4/20/28 - 2/16/32)                                                               16,500,000       16,500,000
                                                                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $16,500,000)                                                              16,500,000
                                                                                                                    ------------
TOTAL INVESTMENTS (AMORTIZED COST $421,567,266) (A) - 99.9%                                                          421,567,266
OTHER ASSETS LESS LIABILITIES - 0.1%                                                                                     172,028
                                                                                                                    ------------
TOTAL NET ASSETS - 100%                                                                                             $421,739,294
                                                                                                                    ============

================================================================================
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at August Maturity date shown reflects next 31, 2006. rate change date.
(a) The cost of investments for federal income tax purposes at August 31, 2006 is $421,567,933.

GNMA - Government National Mortgage Association
LLC - Limited Liability Corporation
LP - Limited Partnership

VALIANT GENERAL MONEY MARKET PORTFOLIO
      Commercial Paper                           32.4%
      Corporate Obligations                      18.8
      Certificate of Deposit                     32.0
      Municipal Notes and Bonds                   5.7
      U.S. Government & Agency Obligations        7.1
      Repurchase Agreement                        3.9
                                                -----
                                                 99.9

Other Assets less Liabilities                     0.1
                                                -----
                                                100.0%
                                                =====


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

ASSETS:
Investments, at value (amortized cost $405,067,266)                                                      $ 405,067,266
Repurchase agreements (amortized cost $16,500,000)                                                          16,500,000
                                                                                                         -------------
      Total investments                                                                                    421,567,266
Cash                                                                                                            84,396
Receivables:
      Interest                                                                                               2,368,617
Other assets                                                                                                         8
                                                                                                         -------------
      TOTAL ASSETS                                                                                         424,020,287

LIABILITIES:
Payables:
      Dividends                                                                        $   2,142,645
Accrued expenses and other liabilities:
      Investment manager                                                                      85,074
      Distribution and shareholder servicing                                                  53,274
                                                                                       -------------
        TOTAL LIABILITIES                                                                                    2,280,993
                                                                                                         -------------
NET ASSETS                                                                                               $ 421,739,294
                                                                                                         =============
COMPOSITION OF NET ASSETS:
Capital                                                                                                  $ 421,793,136
Accumulated net realized loss from
      investment transactions                                                                                  (53,842)
                                                                                                         -------------
NET ASSETS                                                                                               $ 421,739,294
                                                                                                         =============

Class A Shares
      Net assets                                                                                         $ 317,711,370
      Shares outstanding (unlimited number of shares authorized with no par value)                         317,768,689
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                       $        1.00
                                                                                                         =============
Class B Shares
      Net assets                                                                                               $97,683
      Shares outstanding (unlimited number of shares authorized with no par value)                              97,706
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                       $        1.00
                                                                                                         =============
Class D Shares
      Net assets                                                                                           $65,176,927
      Shares outstanding (unlimited number of shares authorized with no par value)                          65,189,382
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                       $        1.00
                                                                                                         =============
Class E Shares
      Net assets                                                                                           $38,753,314
      Shares outstanding (unlimited number of shares authorized with no par value)                          38,766,628
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                       $        1.00

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2006

INVESTMENT INCOME:
Interest                                                       $ 21,749,291
                                                               ------------
      TOTAL INVESTMENT INCOME                                    21,749,291

EXPENSES:
Investment manager                            $    935,160
Distribution and shareholder servicing:
      Class A Shares                             1,288,153
      Class B Shares                                   335
      Class D Shares                               320,901
      Class E Shares                               282,084
Trustees fees                                       22,307
                                              ------------
      Total expenses before contractual
        fee reimbursements                                        2,848,940
      Contractual fee waivers and
        expense reimbursements                                   (1,310,556)
                                                               ------------
      NET EXPENSES                                                1,538,384
                                                               ------------
NET INVESTMENT INCOME                                            20,210,907
                                                               ------------
NET REALIZED LOSS FROM INVESTMENT
      TRANSACTIONS                                                     (667)
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                               $ 20,210,240
                                                               ============


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE            FOR THE
                                                                           YEAR ENDED         YEAR ENDED
                                                                        AUGUST 31, 2006    AUGUST 31, 2005
                                                                        ---------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                              $  20,210,907      $   9,890,713
      Net realized loss from investment transactions                              (667)               (22)
                                                                         -------------      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        20,210,240          9,890,691
                                                                         -------------      -------------
DIVIDENDS:
      Net investment income:
        Class A Shares                                                     (16,401,785)        (8,222,301)
        Class B Shares                                                          (3,947)           (28,849)
        Class D Shares                                                      (2,533,211)        (1,047,613)
        Class E Shares                                                      (1,271,964)          (591,950)
                                                                         -------------      -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                            (20,210,907)        (9,890,713)
                                                                         -------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (NOTE 4)        58,348,826         (4,761,334)
                                                                         -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS                                       58,348,159         (4,761,356)

NET ASSETS:
      Beginning of year                                                    363,391,135        368,152,491
      End of year (including accumulated undistributed net
        investment income of $0 and $0, respectively)                    $ 421,739,294      $ 363,391,135
                                                                         =============      =============


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                          $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.044          0.024          0.010          0.013          0.022
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.044)        (0.024)        (0.010)        (0.013)        (0.022)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  4.45%          2.42%          1.01%          1.29%          2.24%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $  317,711     $  273,911     $  256,923     $  364,392     $  357,676
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                           0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to average net assets              4.46%          2.40%          0.99%          1.28%          2.22%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                          $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.041          0.021          0.008          0.010          0.019
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.041)        (0.021)        (0.008)        (0.010)        (0.019)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  4.22%          2.16%          0.76%          1.04%          1.98%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $       98     $      103     $    5,064     $   10,620     $   15,719
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         0.55%          0.55%          0.50%          0.55%          0.55%
Ratio of expenses to average net assets                           0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income to average net assets              4.12%          1.53%          0.74%          1.03%          1.91%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                                                 FOR THE YEAR ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                          $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.039          0.019          0.005          0.007          0.016
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.039)        (0.019)        (0.005)        (0.007)        (0.016)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  3.96%          1.91%          0.50%          0.79%          1.73%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $   65,177     $   53,722     $   59,116     $   74,943     $   40,662
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of expenses to average net assets                           0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income to average netassets               3.95%          1.87%          0.50%          0.73%          1.55%

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                                               FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                          $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.036          0.016          0.002          0.005          0.014
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.036)        (0.016)        (0.002)        (0.005)        (0.014)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  3.65%          1.61%          0.20%          0.49%          1.42%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $   38,753     $   35,655     $   47,050     $   58,005     $   83,742
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average net assets                           1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to average net assets              3.61%          1.54%          0.20%          0.51%          1.45%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2006

                                                                             MATURITY      PRINCIPAL
                                                                   RATE        DATE          AMOUNT            VALUE
                                                                  ------     --------     ------------     ------------
COMMERCIAL PAPER -8.5%
FLORIDA - 3.8%
Hillsborough County                                                3.75%     11/9/06      $  2,100,000     $  2,100,000
Sarasota County Public Hospital                                    3.46      9/7/06          4,050,000        4,050,000
                                                                                                           ------------
                                                                                                              6,150,000
                                                                                                           ------------
PENNSYLVANIA -4.7%
Delaware County                                                    3.43      9/7/06          7,625,000        7,625,000
                                                                                                           ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $13,775,000)                                                          13,775,000
                                                                                                           ------------
MUNICIPAL BONDS AND NOTES - 12.3%
FLORIDA - 5.5%
Palm Beach County School District, TAN                             4.00      9/28/06         4,000,000        4,002,875
Jacksonville Health Facilities Authority Hospital                  3.75      1/17/07         5,000,000        5,000,000
                                                                                                           ------------
                                                                                                              9,002,875
                                                                                                           ------------
INDIANA - 1.6%
Elkhart Community Schools                                          4.35      12/29/06        2,500,000        2,508,074
                                                                                                           ------------
NEW HAMPSHIRE - 3.7%
Belknap County TAN                                                 4.50      12/28/06        6,000,000        6,012,893
                                                                                                           ------------
UTAH - 1.5%
Davis County Tax and Revenue Anticipatory Notes                    4.50      12/28/06        2,500,000        2,506,319
                                                                                                           ------------
TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $20,030,161)                                                 20,030,161
                                                                                                           ------------

VARIABLE MUNICIPAL BONDS* - 79.0%
ALABAMA - 1.5%
Birmingham Special Care Facilities Authority Revenue               3.53      9/7/06          2,500,000        2,500,000
                                                                                                           ------------
CONNECTICUT - 3.4%
Connecticut State Special Tax Obligation Revenue                   3.44      9/6/06          5,500,000        5,500,000
                                                                                                           ------------
FLORIDA - 50.6%
ABN AMRO Munitops Certificates of Trust                            3.45      9/7/06          3,650,000        3,650,000
ABN AMRO Munitops Certificates of Trust                            3.45      9/7/06          3,500,000        3,500,000
Dade County Individual Development Authority                       3.45      9/6/06          4,090,000        4,090,000
Dade County Water and Sewer Systems Revenue                        3.39      9/6/06          2,500,000        2,500,000
Florida Housing Finance Corp., Multi-Family Revenue,
  Charleston, Series I-A                                           3.42      9/7/06          6,750,000        6,750,000
Florida State Board of Education                                   3.45      9/7/06          2,500,000        2,500,000
Florida State Board of Education Public Education                  3.45      9/7/06          5,965,000        5,965,000
Florida State Municipal Power Agency Revenue, Stanton Project      3.45      9/6/06          1,000,000        1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue    3.41      9/6/06          1,200,000        1,200,000
Jacksonville Pollution Control Revenue                             3.64      9/1/06          2,000,000        2,000,000
Jacksonville Economic Development Commission Health Care
  Facilities Revenue, Series A LOC Fortis Banque Belgium,
  JP Morgan Chase Bank                                             3.42      9/7/06          2,000,000        2,000,000
Jacksonville Health Facilities Authority Hospital Revenue          3.55      9/6/06          2,500,000        2,500,000
Lakeland Educational Facilities Revenue                            3.40      9/6/06          2,000,000        2,000,000
Lee County Industrial Development Authority Healthcare Facility    3.60      9/1/06          2,740,000        2,740,000
Marion County Hospital District Revenue                            3.43      9/6/06          5,275,000        5,275,000
Orange County HFA Multifamily Revenue                              3.43      9/6/06          1,800,000        1,800,000
Orange County Industrial Development Authority, IDR, LOC U.S.      3.55      10/1/06         1,420,000        1,420,000
Bank Trust N.A
Orlando Utilities Commission Water & Electric Revenue, Series B    3.41      9/6/06          7,000,000        7,000,000
Palm Beach County Revenue, Norton Gallery, Inc. Project            3.51      9/6/06          4,000,000        4,000,000
Pinellas County Health Facilities Authority Revenue                3.45      9/7/06          1,910,000        1,910,000
Polk County School Board COP, Series A                             3.39      9/7/06          2,000,000        2,000,000
Port Orange Revenue, Palmer College Project, LOC Lasalle Bank N.A  3.44      9/7/06          4,500,000        4,500,000
St. Johns County, HFA Multi-Family                                 3.45      9/6/06          7,600,000        7,600,000
Tampa Health Care Facilities Revenue, Lifelink Foundation,
  Inc. Project                                                     3.41      9/6/06          1,400,000        1,400,000
Volusia County Educational Facility Authority Revenue              3.46      9/7/06          3,145,000        3,145,000
                                                                                                           ------------
                                                                                                             82,445,000
                                                                                                           ------------


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2006

                                                                                       MATURITY      PRINCIPAL
                                                                             RATE        DATE          AMOUNT            VALUE
                                                                            ------     --------     ------------     ------------
ILLINOIS - 1.2%
Channahon Revenue                                                            3.45%     9/7/06       $  2,000,000     $  2,000,000
                                                                                                                     ------------
KENTUCKY - 1.2%
Richmond League of Cities Funding Trust, Lease Program Revenue               3.60      9/1/06          2,000,000        2,000,000
                                                                                                                     ------------
NEW JERSEY- 1.2%
New Jersey Economic Development Authority, Economic Development Revenue      3.60      9/1/06          2,000,000        2,000,000
                                                                                                                     ------------
NEW YORK- 6.0%
Metropolitan Transit Authority of New York Revenue                           3.36      9/7/06          7,700,000        7,700,000
New York Variable - Subseries A-9                                            3.39      9/6/06          2,000,000        2,000,000
                                                                                                                     ------------
                                                                                                                        9,700,000
                                                                                                                     ------------
NORTH CAROLINA - 4.8%
North Carolina Educational Facility Finance Agency Revenue                   3.54      9/7/06          2,300,000        2,300,000
North Carolina Educational Facility Finance Agency Revenue                   3.54      9/7/06          3,500,000        3,500,000
University of North Carolina Revenue                                         3.41      9/6/06          2,025,000        2,025,000
                                                                                                                     ------------
                                                                                                                        7,825,000
                                                                                                                     ------------
PENNSYLVANIA - 1.8%
University of Pittsburgh of the Commonwealth, System of Higher Education     3.41      9/6/06          3,000,000        3,000,000
                                                                                                                     ------------
PUERTO RICO - 2.8%
Puerto Rico Commonwealth Infrastructure Financing Authority                  3.44      9/7/06          3,000,000        3,000,000
Puerto Rico Industrial, Medical & Environmental Pollution Control
Facilities Financing Authority                                               3.55      3/1/07          1,500,000        1,500,364
                                                                                                                     ------------
                                                                                                                        4,500,364
                                                                                                                     ------------
SOUTH CAROLINA - 0.8%
Piedmont Municipal Power Agency                                              3.44      9/6/06          1,305,000        1,305,000
                                                                                                                     ------------
TEXAS- 3.1%
Bell County Health Facility Development Corp. Revenue                        3.60      9/1/06          2,015,000        2,015,000
Lufkin Health Facilities Devolpement Corp., Health Systems Revenue           3.57      9/1/06          1,500,000        1,500,000
Richardson Independent School District                                       3.41      9/7/06          1,500,000        1,500,000
                                                                                                                     ------------
                                                                                                                        5,015,000
                                                                                                                     ------------
WEST VIRGINIA - 0.6%
Marshall County Pollution Control Revenue                                    3.60      9/1/06          1,000,000        1,000,000
                                                                                                                     ------------

TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $128,790,364)                                                          128,790,364
                                                                                                                     ------------
TOTAL INVESTMENTS (AMORTIZED COST $162,595,525) (A) - 99.8%                                                           162,595,525
OTHER ASSETS LESS LIABILITIES - 0.2%                                                                                      389,499
                                                                                                                     ------------
TOTAL NET ASSETS - 100%                                                                                              $162,985,024
                                                                                                                     ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at August 31, 2006. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
LOC - Letter of Credit
TAN - Tax Anticipation Note

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
      Commercial Paper                           8.5%
      Municipal Bonds and Notes                 12.3
      Variable Municipal Notes                  79.0
                                               -----
                                                99.8

      Other Assets less Liabilities              0.2
                                               -----
                                               100.0%
                                               =====


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

ASSETS:
Investments, at value (amortized cost                                                                    $ 162,595,525
                                                                                                         $ 162,595,525)
Receivables:
      Interest                                                                                                 962,267
Other assets                                                                                                       226
                                                                                                         -------------
        TOTAL ASSETS                                                                                       163,558,018
                                                                                                         -------------

LIABILITIES:
Payables:
      Due to custodian                                                                 $      67,357
      Dividends                                                                              475,983
Accrued expenses and other liabilities:
      Investment manager                                                                      28,863
      Distribution and shareholder servicing                                                     791
                                                                                       -------------
        TOTAL LIABILITIES                                                                                      572,994
                                                                                                         -------------
NET ASSETS                                                                                               $ 162,985,024
                                                                                                         =============
COMPOSITION OF NET ASSETS:
Capital                                                                                                  $ 163,029,899
Accumulated net realized loss from
      investment transactions                                                                                  (44,875)
                                                                                                         -------------
NET ASSETS                                                                                               $ 162,985,024
                                                                                                         =============

Class A Shares
      Net Assets                                                                                         $ 160,332,131
      Shares outstanding (unlimited number of shares authorized with no par value)                         160,471,632
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                       $        1.00
                                                                                                         =============
Class B Shares
      Net Assets                                                                                         $   2,652,893
      Shares outstanding (unlimited number of shares authorized with no par value)                           2,655,208
      Net Asset Value, Offering Price and
        Redemption Price per share                                                                       $        1.00
                                                                                                         =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2006

INVESTMENT INCOME:
Interest                                                      $ 5,591,436
                                                              -----------
      Total Investment Income                                   5,591,436
EXPENSES:
Investment manager                            $   353,625
Distribution and shareholder servicing:
      Class A Shares                              605,732
      Class B Shares                               13,111
Trustees fees                                       7,822
                                              -----------
      Total expenses before contractual
        fee reimbursements                                    $   980,290
      Contractual fee waivers and
        expense reimbursements                                   (617,300)
                                                              -----------
      NET EXPENSES                                                362,990
                                                              -----------
NET INVESTMENT INCOME                                           5,228,446
                                                              -----------
NET REALIZED GAIN FROM INVESTMENT
      TRANSACTIONS                                                     --
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                              $ 5,228,446
                                                              -----------


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE             FOR THE
                                                                 YEAR ENDED          YEAR ENDED
                                                              AUGUST 31, 2006     AUGUST 31, 2005
                                                              ---------------     ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                    $    5,228,446      $    3,330,173
      Net realized gain from investment transactions                       --               5,431
                                                               --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                5,228,446           3,335,604
                                                               --------------      --------------
DIVIDENDS:
      Net investment income:
        Class A Shares                                             (5,128,154)         (3,204,440)
        Class B Shares                                               (100,292)           (125,733)
                                                               --------------      --------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                    (5,228,446)         (3,330,173)
                                                               --------------      --------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS (NOTE 4)          15,411,588           9,979,884
                                                               --------------      --------------
NET INCREASE IN NET ASSETS                                         15,411,588           9,985,315
                                                               --------------      --------------
NET ASSETS:
      Beginning of year                                           147,573,436         137,588,121
                                                               --------------      --------------
      End of year (including accumulated undistributed net
        investment income of $0 and $0, respectively)          $  162,985,024      $  147,573,436
                                                               ==============      ==============


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                          $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
      Net investment income                                 $    0.029          0.018          0.008          0.014          0.015
                                                            ----------     ----------     ----------     ----------     ----------
DIVIDENDS
      Net investment income                                 $   (0.029)        (0.018)        (0.008)        (0.014)        (0.015)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                  2.99%          1.79%          0.83%          1.03%          1.49%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $  160,332     $  143,821     $  123,388     $  142,519     $  174,104
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements         0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                           0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to average net assets              2.96%          1.80%          0.83%          1.02%          1.47%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                       FOR THE YEAR ENDED                 FOR THE PERIOD
                                                               ------------------------------------    FEBRUARY 25, 2004(B)
                                                               AUGUST 31, 2006      AUGUST 31, 2005     TO AUGUST 31, 2004
                                                               ------------------------------------     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.000           $    1.000           $    1.000
                                                                  ----------           ----------           ----------
INVESTMENT ACTIVITIES
      Net investment income                                            0.027                0.015                0.003
                                                                  ----------           ----------           ----------
DIVIDENDS
      Net investment income                                           (0.027)              (0.015)              (0.003)
                                                                  ----------           ----------           ----------
NET ASSET VALUE, END OF PERIOD                                    $    1.000           $    1.000           $    1.000
                                                                  ==========           ==========           ==========
TOTAL RETURN (A)                                                        2.73%                1.54%                0.31%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                 $    2,653           $    3,752           $   14,200
Ratio of expenses to average net assets, before
  contractual fee waivers and / or expense reimbursements               0.55%                0.55%                0.55%(c)
Ratio of expenses to average net assets                                 0.45%                0.45%                0.45%(c)
Ratio of net investment income to average net assets                    2.68%                1.39%                0.60%(c)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)   Commencement of share class.
(c)   Annualized.


   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2006

1.    ORGANIZATION:

      The U.S. Treasury Money Market Portfolio, General Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Income Portfolio are separate portfolios of The Valiant Fund. The Valiant Fund (the Trust ) is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E. The five classes are identical, except as to the services offered to, and the expenses borne, by each class. This report covers U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (referred to individually as a Portfolio and collectively as the Portfolios ) for the year ended August 31, 2006. A separate report is issued for the U.S. Treasury Income Portfolio for the year ended August 31, 2006. The Portfolios invest primarily in money market instruments maturing in 13 months or less.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION:

            Each Portfolio values its investments on the basis of amortized cost, which involves valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization to maturity of any premium. The amortized cost value of an instrument may be higher or lower than the price a Portfolio would receive if it sold the instrument.

            As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

      REPURCHASE AGREEMENTS:

            Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios Sub-Advisor, Reich & Tang Asset Management L.P. (Reich & Tang). The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios custodian, either physically or in book entry form. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

THE VALIANT FUND

                                 AUGUST 31, 2006

      EXPENSE ALLOCATION:

            Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio. Expenses specific to a class are charged to that class.

      DIVIDENDS TO SHAREHOLDERS:

            The Portfolios declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Additional dividends are also paid to the Portfolios shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies. Dividends are recorded on the ex-dividend date.

            The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets (See Note 7). Temporary differences do not require reclassification.

      FEDERAL TAXES:

            Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income tax is required.

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT ADVISER:

            Integrity Management & Research, Inc. (the Manager ), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Manager provides day-to-day investment advisory services to each Portfolio. Reich & Tang serves as Sub-Adviser to Portfolio and, subject to the supervision of the Trustees and of the Manager, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. The Manager, subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of each Portfolio, also provides the Portfolios with ongoing investment guidance, policy direction and monitoring of the Sub-Adviser pursuant to a sub-advisory agreement. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio. For the year ended August 31, 2006, the Manager earned fees of $419,927, $935,160, and $353,625 from the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively. At August 31 , 2006, there was a payable due to the Manager in the amount $35,740, $85,074, and $28,863 from the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively.

            Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

            Certain trustees of the Trust indirectly own and/or are also officers of the Manager.

      CUSTODIAN:

            The Bank of New York, ("Custodian") is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.

THE VALIANT FUND

                                 AUGUST 31, 2006

      The Bank of New York also provides fund accounting and administrative services pursuant to a Fund Accounting Agreement dated September 1, 2001 (the "Fund Accounting Agreement") between the Trust and The Bank of New York. The Fund Accounting Agreement has provisions for termination, limitation of liability and indemnification. The Bank of New York maintains all Trust books and records required under Rule 31a-1 under the Investment Company Act of 1940, as amended, performs daily accounting services and provides additional fund reporting and record keeping services. All Bank of New York fees are paid by the Adviser.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

      Integrity Investments, Inc. (the Distributor ), an affiliate of the Manager, acts as exclusive distributor of the Trust s shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the Plans ) pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

                        CLASS                FEE RATE
                        -----                --------
                        Class A Shares         0.35%
                        Class B Shares         0.35
                        Class C Shares         0.65
                        Class D Shares         0.50
                        Class E Shares         0.80

      EXPENSE LIMITATIONS:

            The Portfolios Manager and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2006:

                        CLASS                EXPENSE LIMITATION
                        -----                ------------------
                        Class A Shares              0.20%
                        Class B Shares              0.45
                        Class C Shares              0.85
                        Class D Shares              0.70
                        Class E Shares              1.00

      FEE REIMBURSEMENTS:

            Expenses reimbursed and fees waived by the Manager and Distributor are set forth on each Portfolio s Statement of Operations.

            For the year ended August 31, 2006, the Manager and Distributor waived $80,372 of fees and expenses for the U.S. Treasury Money Market Portfolio. These expenses related to $4,537 of fees attributable to Class A, $65,965 attributable to Class B, and all Trustees fees of $9,870 incurred by the Portfolio during the year.

            For the year ended August 31, 2006, the Manager and Distributor waived $1,310,556 of fees and expenses for the General Money Market Portfolio. These expenses related to $1,288,153 of fees attributable to Class A, $96 attributable to Class B, and all Trustees fees of $22,307 incurred by the Portfolio during the year.

            For year ended August 31, 2006, the Manager and Distributor waived $617,300 of fees and expenses for the Tax-Exempt Money Market Portfolio. These expenses related to $605,732 of fees attributable to Class A, $3,746 attributable to Class B, and all Trustees fees of $7,822 incurred by the Portfolio during the year.

THE VALIANT FUND

                                 AUGUST 31, 2006

4.    CAPITAL SHARE TRANSACTIONS:

            Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the years ended August 31, 2006 and 2005 are listed below (amounts represent shares and dollars):

                             U.S. TREASURY MONEY MARKET             GENERAL MONEY MARKET               TAX-EXEMPT MONEY MARKET
                                      PORTFOLIO                           PORTFOLIO                           PORTFOLIO
                         ---------------------------------   ---------------------------------   ---------------------------------
                              FOR THE           FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                         AUGUST 31, 2006   AUGUST 31, 2005   AUGUST 31, 2006   AUGUST 31, 2005   AUGUST 31, 2006   AUGUST 31, 2005
                         ---------------------------------   ---------------------------------   ---------------------------------
CLASS A SHARES:
Issued                       7,357,394          4,383,903     2,112,521,864     2,252,369,563       787,524,064       927,991,009
Reinvested                         306                159             2,201             1,158                32                21
Redeemed                    (7,012,095)        (3,535,140)   (2,068,722,614)   (2,235,375,246)     (771,010,978)     (907,554,407)
                         ---------------------------------   ---------------------------------   ---------------------------------
Net increase (decrease)
in Class A Shares              345,605            848,922        43,801,451        16,995,475        16,513,118        20,436,623
                         ---------------------------------   ---------------------------------   ---------------------------------
CLASS B SHARES:
Issued                     159,245,943        365,525,182           655,529        13,342,623         7,737,242        19,064,385
Reinvested                     168,786            110,502                --                39            35,021            16,140
Redeemed                  (196,011,674)      (370,001,659)         (661,002)      (18,304,206)       (8,873,793)      (29,537,264)
Net increase (decrease)
                         ---------------------------------   ---------------------------------   ---------------------------------
in Class B Shares          (36,596,945)        (4,365,975)           (5,473)       (4,961,544)       (1,101,530)      (10,456,739)
                         ---------------------------------   ---------------------------------   ---------------------------------
CLASS D SHARES:
Issued                     317,226,353        270,321,902        77,148,735        33,647,663                --                --
Reinvested                          --                 --            21,947            15,694                --                --
Redeemed                  (366,454,130)      (335,025,300)      (65,715,543)      (39,060,183)               --                --
Net decrease
                         ---------------------------------   ---------------------------------   ---------------------------------
in Class D Shares          (49,227,777)       (64,703,398)       11,455,139        (5,396,826)               --                --
                         ---------------------------------   ---------------------------------   ---------------------------------
CLASS E SHARES:
Issued                     128,626,578         81,769,269        86,497,269        87,465,595                --                --
Reinvested                     878,214                 16                42               319                --                --
Redeemed                   (73,672,732)       (81,051,656)      (83,399,602)      (98,864,353)               --                --
                         ---------------------------------   ---------------------------------   ---------------------------------
Net increase (decrease)
in Class E Shares           55,832,060            717,629         3,097,709       (11,398,439)               --                --
                         ---------------------------------   ---------------------------------   ---------------------------------
NET INCREASE
(DECREASE) IN SHARE
TRANSACTIONS               (29,647,057)       (67,502,822)       58,348,826        (4,761,334)       15,411,588         9,979,884
                         =================================   =================================   =================================

THE VALIANT FUND

                                 AUGUST 31, 2006

5.    SECURITIES LENDING:

            Under an agreement with the Custodian, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. The Portfolios also continue to receive interest on the securities loaned. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest. The cash collateral is received and is invested in a money market account with the Custodian. A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Portfolios. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. As of August 31, 2006, there were no outstanding securities on loan for any of the Portfolios.

6.    CONCENTRATION OF CREDIT RISK:

            As of August 31, 2006, approximately 59.9% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 80.1% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

7.    FEDERAL TAX INFORMATION:

            All of the dividends paid for the years ended August 31, 2006 and 2005 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for federal income tax purposes.

            During the years ended August 31, 2006 and 2005, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

            Undistributed net investment income differs for financial statement and tax purposes primarily due to the timing of dividend payments.

            At August 31, 2006 the following reclassification was made to the capital account of the noted fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of the expiration of unused capital loss carryforwards. Net investment income, net realized gains, and net assets were not affected by these changes.

                                           UNDISTRIBUTED
                                           CAPITAL GAINS/
                                            ACCUMULATED           PAID IN
                                              LOSSES              CAPITAL
                                           --------------         -------
Tax - Exempt Money Market Fund                $8,571              ($8,571)

THE VALIANT FUND

                                 AUGUST 31, 2006

      For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2006, which are available to offset future realized gains, if any:

NAME                                  AMOUNT       EXPIRES
----------------------------       -----------------------
U.S. Treasury Money Market         $  228,583         2008
                                       21,859         2009
                                   ----------
                                   $  250,442
                                   ==========
General Money Market               $   51,799         2008
                                        1,354         2013
                                           22         2014
                                   ----------
                                   $   53,175
                                   ==========
Tax-Exempt Money Market            $    2,545         2008
                                       42,330         2009
                                   ----------
                                   $   44,875
                                   ==========

            Capital losses incurred after October 31 (post-October losses) within the taxable year are deemed to arise on the first business day of the fund s next taxable year. The General Money Market Portfolio will elect to defer post-October losses in the amount of $667.

8.    BENEFICIAL OWNERSHIP

            The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2006, Relico held 99.52% of Class A shares, Hare & Co. held 100% of Class B shares, and 30.61% of Class D shares, First Union National Bank held 58.24% of Class D, and Commerce Bank held 84.46% of Class E shares of the U.S. Treasury Money Market Portfolio in omnibus accounts for the sole benefit of their customers. First Union National Bank held 81.81% of the Class A shares and Relico held 100% of the Class B and Class E shares, and 99.98% of the Class D shares of the General Money Market Portfolio in omnibus accounts for the sole benefit of their customers. First Union National Bank held 88.33% of Class A shares, Reich & Tang Services, Inc. (a related party to the Sub-Advisor) held 41.44% and Relico held 58.56% of Class B shares of the Tax-Exempt Money Market Portfolio in omnibus accounts for the sole benefit of their customers.

THE VALIANT FUND

                                 AUGUST 31, 2006

9.    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS.

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the financial statements.

      On September 20, 2006, the Financial Accounting Standards Board ( FASB ) released Statement of Financial Accounting Standards No. 157 Fair Value Measurements ( FAS 157 ). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fairvalue measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the financial statements.

MANAGEMENT OF THE TRUST (UNAUDITED)

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                   PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                  TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                       TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                      TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                   TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                     VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 30, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                   VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 34, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

Proxy Voting Policies and Procedures

A description of the Portfolios proxy voting policies and procedures and information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfolios Form N-PX on the Securities and Exchange Commission s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust s Forms N-Q are available on the Commission s website at www.sec.gov. The Trust s Forms N-Q may also be reviewed and copied at the Commission s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)

The Investment Advisory Agreements will continue in effect for more than two years, provided that the continuance is approved annually (i) by the holders of a majority of a Portfolio s outstanding voting securities or by the Board and
(ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreements may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

On June 29, 2006, the Board approved the continuation of the Management Agreement with Integrity Management and Research, Inc. and Sub-Advisory Agreement between Integrity Management and Research, Inc. and Reich & Tang, as described more fully below (collectively, the Advisory Agreements ). In determining whether to approve the continuation of the Advisory Agreements, the Board requested and received from Integrity Research information that the Board believed to be appropriate, reasonable and necessary to reach a determination regarding the continuation of the Advisory Agreements, including the information described below. Although investment performance was a factor in determining whether the Advisory Agreements should be continued, the Board also considered other factors in evaluating the fairness and reasonableness of the compensation to be paid to Integrity Management and Research, Inc. and Reich & Tang. The Board carefully evaluated the information requested and was advised by legal counsel to the Portfolios and the Non-Interested Trustees with respect to the Board s deliberations regarding the Advisory Agreements. In considering the Advisory Agreements, the Board considered information regarding: (i) each Portfolio s investment performance during the previous year and for all relevant prior periods, including how effectively each Portfolio tracked its respective index; (ii) each Portfolio s total expenses; (iii) the nature, quality and extent of the services provided to the Portfolios under the Advisory Agreements;
(iv) the requirements of the Portfolios for the services provided by Integrity Management and Research, Inc. and Reich & Tang; (v) the fees payable for the services and other benefits derived by Integrity Management and Research, Inc. and Reich & Tang from their relationship with the Portfolios; (vi) the portfolio management process, personnel, systems, operations, quality, reputation and financial condition of Integrity Management and Research, Inc. and Reich & Tang (including Integrity Investment s profitability with respect to its relationship with the Portfolios); (vii) current economic and industry trends; and (viii) the historical relationship between each of the Portfolios and Integrity Management and Research, Inc. and Reich & Tang. In evaluating each Portfolio s investment performance and advisory fees, the Board reviewed information compiled by an independent third party that compared each Portfolio s expense ratio, investment advisory fee and performance with comparable mutual funds. Current management fees under the Advisory Agreements were reviewed in the context of: (i) the nature and high quality of the investment advisory services provided by Integrity Management and Research, Inc. and Reich & Tang, including the high quality of the services provided; (ii) Integrity Investment s profitability with respect to each Portfolio, (iii) each Portfolio s historic performance, including the extent to which each Portfolio successfully achieved its stated investment objective (i.e., how closely each Portfolio tracked its respective index); (iv) Integrity Management and Research, Inc. and Reich & Tang s commitment to the management of the Portfolios; and (v) investment advisory fees paid by each Portfolio, discussed in further detail below.

In approving the continuation of the Advisory Agreements, the Board noted the following factors, among others, as the basis for its determination: The terms of the Advisory Agreements, including the services to be provided to the Portfolios and the advisory fees payable by the Portfolios, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Advisory Agreements did not increase investment advisory fees payable by any Portfolio or overall operating expenses of any Portfolio over historical fee and expense levels. Integrity Management and Research, Inc. and Reich & Tang have historically provided high-quality services in their management of the Portfolios and are committed to the successful operation of the Portfolios. Based upon the information provided to the Board, the Board expected that Integrity Management and Research, Inc. and Reich & Tang would continue to provide high-quality services to the Portfolios. The Board also noted that the Portfolios have continued to closely track the performance of their respective benchmarks.

Based upon their review of the information requested and provided, and following extensive discussions with Integrity Research as well as private deliberations by the Non-Interested Trustees concerning the information, the Board determined that continuing the Advisory Agreements was consistent with the best interests of the Portfolios and their shareholders. Consequently, the Board unanimously approved the Advisory Agreements for an additional annual period.

                    [LETTERHEAD, COHEN FUND AUDIT SERVICES]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of
The Valiant Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Valiant Fund comprising the U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (the "Funds") as of August 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to August 31, 2005 were audited by other auditors, who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting The Valiant Fund as of August 31, 2006, the results of their operations for the year then ended and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ COHEN FUND AUDIT SERVICES, LTD.

COHEN FUND AUDIT SERVICES, LTD.
(f.k.a. Cohen McCurdy, Ltd.)
Westlake, Ohio
October 30, 2006

                                THE VALIANT FUND

                         U.S. TREASURY INCOME PORTFOLIO



                                  ANNUAL REPORT

                                 AUGUST 31, 2006

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006*

ASSETS:
Cash                                                       $    985
                                                           --------
      TOTAL ASSETS                                              985
                                                           --------

LIABILITIES:
Accrued expenses and other liabilities:
      Investment manager                                   $    364
                                                           --------
        TOTAL LIABILITIES                                       364
                                                           --------
NET ASSETS                                                 $    621
                                                           ========

COMPOSITION OF NET ASSETS:
Capital                                                    $    622
Undistributed net investment income                              84
Accumulated net realized loss from
      investment transactions                                   (85)
                                                           --------
NET ASSETS                                                 $    621
                                                           ========

Class A Shares
      Net Assets                                           $    621
      Shares outstanding                                        622
      Net Asset Value, Offering Price and
        Redemption Price per share                         $   1.00
                                                           ========

* The portfolio has been inactive since 2001.

   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                        FOR THE YEARS ENDED
                                                       ----------------------------------------------------
                                                       2006 (A)   2005 (B)   2004 (C)   2003 (D)    2002 (E)
                                                       --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                       --------   --------   --------   --------   --------
INVESTMENT ACTIVITIES
      Net investment income                                  --         --         --         --         --
      Net realized gain from investment transactions         --         --         --         --         --
                                                       --------   --------   --------   --------   --------
      Total from investment activities                       --         --         --         --         --
                                                       --------   --------   --------   --------   --------
DIVIDENDS
      Net investment income                                  --         --         --         --         --
                                                       --------   --------   --------   --------   --------
      Total dividends                                        --         --         --         --         --
                                                       --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                       ========   ========   ========   ========   ========
TOTAL RETURN                                                 --         --         --         --         --
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $      1   $      1   $      1   $      1   $      1
Ratio of expenses to average net assets                      --         --         --         --         --
Ratio of net investment income to average net assets         --         --         --         --         --

(a) The Portfolio did not operate during the year ended August 31, 2006.
(b) The Portfolio did not operate during the year ended August 31, 2005.
(c) The Portfolio did not operate during the year ended August 31, 2004.
(d) The Portfolio did not operate during the year ended August 31, 2003.
(e) The Portfolio did not operate during the year ended August 31, 2002.

   The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2006

1.    ORGANIZATION:

            The Valiant Fund (the Trust ) is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company. A separate annual report is issued for the U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio, separate portfolios of the Trust. This report covers the U.S. Treasury Income Portfolio (hereinafter referred to as Portfolio ) for the year ended August 31, 2006, during which period the Portfolio did not conduct operations. As the Portfolio did not have any operations during the years ended August 31, 2006 or August 31, 2005, a Statement of Operations and Statement of Changes in Net Assets has not been presented.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION:

            Investments of the Portfolio are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security. During the year ended August 31, 2006, the Portfolio did not engage in any investment activities.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount. During the year ended August 31, 2006, the Portfolio did not engage in any investment activities nor did it receive any related income.

      EXPENSE ALLOCATION:

            Expenses directly attributable to a portfolio are specifically identified and charged. Trust expenses are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each portfolio or another reasonable basis. There were no expenses incurred by the Portfolio during the year.

      CAPITAL SHARE TRANSACTIONS:

            The Portfolio is authorized to issue an unlimited number of shares with no par value. No capital transactions occurred during the year.

      BENEFICIAL OWNERSHIP

            The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2006, Integrity Investments held 100% of the shares of the Portfolio. Certain officers and shareholders of Integrity Investments are also officers of the Trust.

MANAGEMENT OF THE TRUST (UNAUDITED)

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                   PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                  TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                       TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                      TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                   TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                     VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 30, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                   VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 34, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

Proxy Voting Policies and Procedures

A description of the Portfolios proxy voting policies and procedures and information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfolios Form N-PX on the Securities and Exchange Commission s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust s Forms N-Q are available on the Commission s website at www.sec.gov. The Trust s Forms N-Q may also be reviewed and copied at the Commission s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

                    [LETTERHEAD, COHEN FUND AUDIT SERVICES]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of
The Valiant Fund

We have audited the statement of assets and liabilities of the U.S. Treasury Income Portfolio (the "Fund"), one of the portfolios constituting The Valiant Fund, as of August 31, 2006, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to August 31, 2005 were audited by other auditors, who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash held as of August 31, 2006 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Fund has been inactive since January 24, 2001.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Income Portfolio of The Valiant Fund as of August 31, 2006, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ COHEN FUND AUDIT SERVICES, LTD.

COHEN FUND AUDIT SERVICES, LTD.
(f.k.a. Cohen McCurdy, Ltd.)
Westlake, Ohio
October 30, 2006

ITEM 2. CODE OF ETHICS.

      a) The registrant has adopted a code of ethics that applies to the Registrant's President and Treasurer.

      b)    (b) Not applicable.

      (c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

      (d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

      (e)   Not applicable.

      (f)   (1)   The registrant's Code of Ethics is attached hereto as an
                  exhibit.

            (2)   N/A

            (3)   N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

No financial expert was chosen because the disinterested trustees are all retired financial or investment professionals and none believe they are qualified as financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                 2006: $46,500
                                 2005: $46,500

b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                 2006: $0
                                 2005: $0

c) Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                 2006: $4,500
                                 2005: $4,500

d) All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                 2006: $0
                                 2005: $0

e) Audit Committee Pre-Approval Policies and Procedures. In accordance with Rule 2-01(c)(7)(A), the Audit committee pre-approves all of the Audit and Tax Fees of the Registrant. All of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i)
(c) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed for the last two fiscal years by the registrant's accountant for services rendered to the registrant, the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant (not including a sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly related to the operations and financial reporting of the registrant are as follows:

                                 2006: $0
                                 2005: $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Valiant Fund has a separately designated Audit Committee, which consists of the independent trustees. The audit committee members are John S. Culbertson, H. Willis Day, Jr., Roger F. Dumas, and Rufus C. Cushman, Jr.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation on October 26, 2006, the Pesident (principal executive officer) and the Treasurer (principal financial officer) of the Valiant Fund (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Integrity Investments Inc. ("II"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or II, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of II, or BNY, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the II's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the II's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RI during such period.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The Valiant Fund


By (Signature and Title)  /s/ Richard F. Curcio
                          ------------------------------------------------------
                          Richard F. Curcio, Chairman of the Board and President

Date                      November 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Richard F. Curcio
                          ------------------------------------------------------
                          Richard F. Curcio, Chairman of the Board and President

Date                      November 7, 2006


By (Signature and Title)  /s/ Denis R. Curcio
                          ------------------------------------------------------
                          Denis R. Curcio, Treasurer

Date                      November 7, 2006